UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

   AZZAD FUNDS

SEMI-ANNUAL REPORT

(Unaudited)

December 31, 2008

AZZAD FUNDS

8000 Town Centre Drive •  Suite 400  •  Broadview Heights, Ohio 44147

888-350-3369 or 440-922-0066 •  Fax: 440-922-0110  •  www.azzad.net

Azzad Asset Management, Inc. • Advisor to the Azzad Funds

AZZAD ETHICAL INCOME FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2008 (UNAUDITED)

          The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AZZAD ETHICAL MID CAP FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2008 (UNAUDITED)

          The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Azzad Ethical Income Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 98.78%

Agricultural Chemicals - 2.26%
2,200	Syngenta AG (Switzerland) ADR	$ 86,108

Bottled & Canned Soft Drinks - 3.16%
4,000	Fomento Economico Mexicano S.A.B. DE C.V. (Mexico) ADR	120,520

Crude Petroleum & Natural Gas - 3.98%
2,500	Questar Corp.	81,725
2,300	Sasol Ltd. (South Africa) ADR	69,759
		151,484
Deep Sea Foreign Transportation - 1.37%
4,100	Diana Shipping, Inc. (Greece)	52,316

Electric & Other Services Combined - 3.22%
2,046	Alliant Energy Corp.	59,702
1,612	Consolidated Edison, Inc.	62,755
		122,457
Electric & Other Services - 2.69%
2,800	Emerson Electric Co.	102,508

Food and Kindred Products - 2.00%
3,300	Unilever PLC (United Kingdom)	75,966

Games, Toy's & Children's Vehicles - 2.99%
3,900	Hasbro, Inc.	113,763

General Buildings Contractors - Residential Buildings - 1.55%
2,584	Homex Development Corp. (Mexico) * ADR	58,993

Grain Mill Products - 3.51%
2,200	General Mills, Inc.	133,650

Land Subdividers & Developers - 1.71%
2,678	St. Joe Company*	65,129

Men's & Boy's Furnishings, Work Clothing, And Allied Garments- 2.01%
1,399	V.F. Corp.	76,623

Metalworking Machinery & Equipment - 1.33%
1,250	SPX Corp.	50,688

Mining Machinery & Equipment - 1.02%
1,700	Joy Global, Inc.	38,913

Misc. Industrial & Commercial Machinery & Equipment - 1.96%
1,500	Eaton Corp.	74,565

Motor Vehicle Parts & Accessories - 2.73%
2,200	Autoliv, Inc. (Sweden)	47,212
2,600	Borg Warner	56,602
		103,814
Natural Gas Transmission & Distribution - 1.76%
2,000	Equitable Resources, Inc.	67,100

Paperboard Containers & Boxes - 1.41%
1,600	Greif, Inc.	53,488

Petroleum Refining - 1.74%
1,280	ConocoPhillips Co.	66,304

Pharmaceutical Preparations - 10.19%
2,000	Johnson & Johnson	119,660
2,025	Eli Lilly & Co.	81,547
2,559	Merck & Co., Inc.	77,793
2,900	Wyeth	108,779
		387,779
Photographic Equipment & Supplies - 2.06%
2,500	Canon, Inc. (Japan) ADR	78,500

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.78%
2,684	Dupont E.I. De Nemours & Co.	67,905

Radiotelephone Communications - 4.36%
5,201	Chunghwa Telecom Co. Ltd. (Taiwan) ADR*	81,136
4,150	Vodafone Group plc (United Kingdom)	84,826
		165,962
Railroads, Line-Haul Operating - 1.96%
2,300	CSX Corp.	74,681

Real Estate - 0.45%
8,264	Dupont Fabros Technology, Inc.	17,106

Real Estate Investment Trusts - 1.90%
2,303	Rayonier, Inc.	72,199

Refuse Systems - 2.74%
4,200	Republic Services, Inc.	104,118

Retail-Building Materials, Hardware, Garden Supply - 2.20%
2,400	Fastenal Co.	83,640

Retail-Drug Stores & Proprietary Stores - 2.04%
2,700	CVS Caremark Corp.	77,598

Retail-Family Clothing Stores - 1.98%
3,450	Buckle, Inc.	75,279

Retail-Grocery Stores - 2.62%
3,600	Ruddick Corp.	99,540

Retail-Lumber & Other Building - 1.83%
3,022	Home Depot, Inc.	69,567

Semiconductors & Related Devices - 2.21%
5,750	Intel Corp.	84,295

Services-Engineering, Accounting, Research, Management - 1.90%
2,750	Paychex, Inc.	72,270

Services-Prepackaged Software - 1.60%
3,137	Microsoft Corp.	60,983

Soap, Detergents and Cleaning Preparations - 3.10%
2,100	Church & Dwight Co., Inc.	117,852

Special Industry Machinery, NEC - 3.45%
7,100	Aixtron AG (Germany) ADR	48,351
4,600	ASML Holding NV (Netherlands)	83,122
		131,473
Telephone Communications (No Radio Telephone) - 2.45%
1,496	Telstra Corporation Limited	20,421
2,149	Verizon Communications, Inc.	72,851
		93,272
Trucking (No Local) - 2.35%
3,400	Hunt J.B. Transport Services, Inc.	89,318

Wholesale-Durable Goods - 3.21%
1,550	Grainger W.W.	122,202

TOTAL FOR INVESTMENTS (Cost $5,281,432) - 98.78%		$ 3,759,928

OTHER ASSETS LESS LIABILITIES - 1.22%		46,486

NET ASSETS - 100.00%		$ 3,806,414

* Non-income producing securities during the period.
ADR- American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 78.29%

Agricultural Chemicals - 2.21%
1,250	Syngenta AG (Switzerland) ADR	$ 48,925

Airports, Flying Fields & Airport Terminal Services - 1.92%
1,831	Grupo Aeroportuario Del Pacifico S.A.B. de CV	42,150

Computer Storage Devices - 1.77%
3,400	Western Digital Corp. *	38,930

Crude Petroleum & Natural Gas - 4.50%
1,200	Petroleo Brasileiro (Brazil)	29,388
2,400	Southwestern Energy Co. *	69,528
		98,916
Deep Sea Foreign Transportation - 1.04%
1,800	Diana Shipping, Inc. (Greece)	22,968

Electromedical & Electrotherapeutic Apparatus - 1.59%
2,700	Natus Medical, Inc. *	34,965

Electronic Computers - 2.33%
600	Apple Computer, Inc. *	51,210

Farm Machinery & Equipment - 0.87%
600	Lindsay Corp.	19,074

General Building Contractors (Residential Buildings) - 1.14%
1,100	Homex Development Corp. (Mexico) * ADR	25,113

Industrial Instruments for Measurment, Display, and Control - 0.71%
1,300	Hurco Companies, Inc. *	15,600

Land Subdividers & Developers - 1.26%
1,135	St. Joe Company*	27,603

Metal Mining - 1.63%
1,400	Cliff's Natural Resources, Inc.	35,854

Metalworking Machinery & Equipment - 1.29%
700	SPX Corp.	28,385

Motor Vehicle Parts & Accessories - 1.14%
1,150	Borg Warner, Inc.	25,035

Paperboard Containers & Boxes - 1.44%
950	Greif, Inc.	31,759

Pumps & Pumping Equipment - 3.28%
1,400	Flowserve Corp.	72,100

Radiotelephone Communications - 2.15%
3,024	Chunghwa Telecom Co. Ltd. (Taiwan) ADR*	47,174

Railroad Equipment - 3.25%
1,800	Wabtec Corp.	71,550

Railroads, Line-Haul Operating - 1.77%
1,200	CSX Corp.	38,964

Retail Estate - 0.33%
3,502	Dupont Fabros Technology, Inc.	7,249

Retail Estate Investment Trusts - 1.39%
976	Rayonier, Inc.	30,598

Retail-Building Materials, Hardware, Garden Supply - 2.22%
1,400	Fastenal Co.	48,790

Retail-Drug Stores and Proprietary Stores - 3.50%
1,400	Express Scripts, Inc.	76,972

Retail-Grocery Stores - 2.01%
1,600	Ruddick Corp.	44,240

Semiconductors & Related Devices - 3.52%
1,800	Netlogic Microsystems*	39,618
3,000	Monolithic Power Systems, Inc. *	37,830
		77,448
Services-Business Services, NEC - 4.20%
550	Priceline.com, Inc. *	40,507
1,600	Shanda Interactive Entertainment (China) * ADR	51,776
		92,283
Services-Educational Services - 2.00%
800	New Oriental Education & Technology Group, Inc. (China) * ADR	43,928

Services-General Medical & Surgical Hospitals, NEC - 1.59%
930	Universal Health Services, Inc. Class B	34,940

Services-Home Health Care Services - 2.16%
1,150	Amedisys, Inc. *	47,541

Services- Prepackaged Software - 1.34%
2,850	Nuance Communications, Inc. *	29,526

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.38%
2,500	Church & Dwight Co., Inc.	140,300

Special Industry Machinery, NEC - 2.88%
4,000	Aixtron AG (Germany) ADR	27,240
2,000	ASML Holding NV (Netherlands)	36,140
		63,380
Telephone Communications - 2.38%
800	China Mobile Ltd. (Hong Kong) ADR	40,680
855	Telstra Corporation Limited	11,671
		52,351
Water Transportation - 1.87%
1,500	Kirby Corp. *	41,040

Wholesale-Durable Goods - 2.51%
700	Grainger W.W.	55,188

Wholesale-Electrical Apparatus - 1.20%
2,400	Enersys *	26,400

Women's, Misses', Children's & Infants' Undergarments - 1.52%
1,700	Warnaco Group, Inc.	33,371

TOTAL FOR INVESTMENTS (Cost $2,634,514) - 78.29%		$ 1,721,820

OTHER ASSETS LESS LIABILITIES - 21.71%		477,338

NET ASSETS - 100.00%		$ 2,199,158

* Non-income producing securities during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Assets and Liabilities
December 31, 2008 (Unaudited)

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund
Assets:
Investment Securities at Value (Cost $5,281,432 and
$2,634,514, respectively)	$ 3,759,928	$ 1,721,820
Cash	51,040	487,895
Receivables:
Dividends	4,717	1,876
Fund Shares Sold	20,163	-
Due from Adviser (Note 3)	-	3,199
Prepaid Expenses	15,209	11,975
Total Assets	3,851,057	2,226,765
Liabilities:
Accrued Management Fees (Note 3)	10,630	-
Accrued Distribution (12b-1) Fees (Note 7)	5,188	4,613
Shareholder Redemption	2,818	1,143
Other Accrued Expenses	26,007	21,851
Total Liabilities	44,643	27,607
Net Assets	$ 3,806,414	$ 2,199,158

Net Assets Consist of:
Paid In Capital	$ 6,373,557	$ 3,529,042
Accumulated Undistributed Net Investment Income (Loss)	10,133	(10,852)
Accumulated Undistributed Realized Loss on Investments	(1,055,772)	(406,338)
Unrealized Appreciation in Value of Investments	(1,521,504)	(912,694)
Net Assets, for 1,178,195 and 392,529 Shares Outstanding, respectively	$ 3,806,414	$ 2,199,158

Net Asset Value Per Share	$ 3.23	$ 5.60

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Operations
For the six months ended December 31, 2008 (Unaudited)
	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund
Investment Income:
Dividends (Net of foreign taxes withheld $1,198 and $646 respectivly)	$ 61,607	$ 15,504
Total Investment Income	61,607	15,504

Expenses:
Advisory Fees (Note 3)	24,600	13,872
Transfer Agent Fees	7,949	7,949
Legal Fees	6,764	6,764
Administrative Fees	4,958	4,957
Distribution (12b-1) Fees (Note 7)	3,219	1,808
Registration Fees	2,771	2,771
Audit Fees	3,049	3,049
Custodial Fees	1,772	1,772
Printing Fees	416	416
Miscellaneous Fees	558	572
Insurance	412	412
Trustee Fees	307	306
Total Expenses	56,775	44,648
Fees Waived and Reimbursed by the Advisor (Note 3)	(10,049)	(18,292)
Net Expenses	46,726	26,356

Net Investment Income (Loss)	14,881	(10,852)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(714,550)	(125,383)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,697,012)	(1,255,038)
Net Realized and Unrealized Loss on Investments	(2,411,562)	(1,380,421)

Net Decrease in Net Assets Resulting from Operations	$ (2,396,681)	$ (1,391,273)

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2008	6/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 14,881	$ 45,102
Net Realized Loss on Investments	(714,550)	(334,915)
Unrealized Depreciation on Investments	(1,697,012)	(67,260)
Net Decrease in Net Assets Resulting from Operations	(2,396,681)	(357,073)

Distributions to Shareholders:
Net Investment Income	(29,137)	(20,714)
Realized Gains	-	(261,516)
Total Distributions	(29,137)	(282,230)

Capital Share Transactions (Note 4)	(156,963)	683,645

Total Increase (Decrease) in Net Assets	(2,582,781)	44,342

Net Assets:
Beginning of Period	6,389,195	6,344,853

End of Period (Includes Undistributed Net Investment Income of
$10,133 and $24,389, respectively)	$ 3,806,414	$ 6,389,195

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2008	6/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (10,852)	$ (36,048)
Net Realized Loss on Investments	(125,383)	(294,207)
Unrealized Appreciation (Depreciation) on Investments	(1,255,038)	198,083
Net Decrease in Net Assets Resulting from Operations	(1,391,273)	(132,172)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(188,917)
Total Distributions	-	(188,917)

Capital Share Transactions (Note 4)	68,442	689,212

Total Increase (Decrease) in Net Assets	(1,322,831)	368,123

Net Assets:
Beginning of Period	3,521,989	3,153,866

End of Period (Includes Undistributed Net Investment Income (Loss) of
($10,852) and $0, respectively)	$ 2,199,158	$ 3,521,989

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2008		6/30/2008	6/30/2007	6/30/2006	6/30/2005	6/30/2004

Net Asset Value, at Beginning of Year	$ 5.28		$ 5.82	$ 5.31	$ 5.31	$ 5.07	$ 4.51

Income From Investment Operations:
Net investment income (loss) *	0.01		0.04	(0.04)	(0.06)	(0.05)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.04)		(0.33)	0.75	0.23	0.29	0.61
Total from Investment Operations	(2.03)		(0.29)	0.71	0.17	0.24	0.56

Distributions:
Net Investment Income	(0.02)		(0.02)	0.00	0.00	0.00	0.00
Realized Gains	(0.00)		(0.23)	(0.20)	(0.17)	0.00	0.00
Total from Distributions	(0.02)		(0.25)	(0.20)	(0.17)	0.00	0.00

Net Asset Value, at End of Year	$ 3.23		$ 5.28	$ 5.82	$ 5.31	$ 5.31	$ 5.07

Total Return **	(38.33)%		(5.36)%	13.54%	3.18%	4.73%	12.42%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,806		$ 6,389	$ 6,345	$ 2,126	$ 1,495	$ 1,203
Before Waivers
Ratio of Expenses to Average Net Assets	2.31%	(a)	2.09%	2.38%	3.04%	6.14%	4.29%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	(a)	0.42%	(0.84)%	(1.89)%	(4.91)%	(3.17)%
After Waivers
Ratio of Expenses to Average Net Assets	1.90%	(a)	1.90%	2.25%	2.25%	2.25%	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61%	(a)	0.69%	(0.71)%	(1.10)%	(1.02)%	(1.10)%
Portfolio Turnover	23.08%		370.82%	719.22%	145.55%	122.47%	156.29%

* Per share net investment income ( loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized
The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2008		6/30/2008	6/30/2007	6/30/2006	6/30/2005	6/30/2004

Net Asset Value, at Beginning of Year	$ 9.25		$ 10.11	$ 9.65	$ 9.30	$ 8.30	$ 7.33

Income From Investment Operations:
Net Investment Loss *	(0.03)		(0.10)	(0.15)	(0.16)	(0.14)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.62)		(0.21)	1.09	1.18	1.14	1.00
Total from Investment Operations	(3.65)		(0.31)	0.94	1.02	1.00	0.97

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		(0.55)	(0.48)	(0.67)	0.00	0.00
Total from Distributions	0.00		(0.55)	(0.48)	(0.67)	0.00	0.00

Net Asset Value, at End of Year	$ 5.60		$ 9.25	$ 10.11	$ 9.65	$ 9.30	$ 8.30

Total Return **	(39.46)%		(3.42)%	10.21%	11.04%	12.05%	13.23%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,199		$ 3,522	$ 3,154	$ 3,165	$ 2,255	$ 1,167
Before Waivers
Ratio of Expenses to Average Net Assets	3.23%	(a)	2.95%	2.45%	2.41%	5.22%	6.69%
Ratio of Net Investment Loss to Average Net Assets	(2.11)%	(a)	(2.12)%	(1.78)%	(1.81)%	(4.63)%	(5.28)%
After Waivers
Ratio of Expenses to Average Net Assets	1.90%	(a)	1.90%	2.25%	2.25%	2.25%	2.20%
Ratio of Net Investment Loss to Average Net Assets	(0.78)%	(a)	(1.07)%	(1.58)%	(1.65)%	(1.65)%	(0.79)%
Portfolio Turnover	2.45%		337.01%	535.74%	147.73%	144.86%	185.48%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized
The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

Note 1. Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. There are two series within the Trust that are presently operating. The Azzad Ethical Income Fund (the "Income Fund"), commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad Ethical Mid Cap Fund (the “Mid Cap Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund". Azzad Asset Management, Inc. (“Advisor”) is the investment advisor to both funds, (see Note 3).

The Azzad Ethical Income Fund’s primary investment objective is to provide shareholders with current income and, as a secondary objective the Fund seeks appreciation of capital consistent with ethical principles.

The Azzad Ethical Mid Cap Fund’s primary investment objective is to provide shareholders with long-term capital appreciation consistent with ethical principles.

Each Fund should be considered a long-term investment and is not appropriate for short-term goals. Each Fund may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Note 2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Security Transactions and Related Investment Income- Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes- The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to their shareholders. Accordingly, no federal income tax provision is required.

Dividends and Distributions to shareholders- Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds will distribute their net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

New Accounting Pronouncements- The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on July 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

Azzad Income Fund

                                                                             Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                          $3,759,928                         $         -

Level 2 – Significant Other Observable Inputs                       -                                     -

Level 3 – Significant Unobservable Inputs                             -                                     -

Total                                                                         $3,759,928                         $         -

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

Azzad Mid Cap Fund

                                                                             Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                          $1,721,820                         $         -

Level 2 – Significant Other Observable Inputs                       -                                     -

Level 3 – Significant Unobservable Inputs                             -                                     -Total                                                                         $1,721,820                         $         -

Note 3. Transactions with the Advisor and Affiliates

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Funds’ investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% of the average daily net assets for the Income Fund and Mid Cap Fund.

For the six months ended December 31, 2008, the Advisor earned $24,600 and $13,872 from the Income Fund and Mid Cap Fund, respectively. The Advisor was owed $10,630 for the Income Fund and owes $3,199 for the Mid Cap Fund.

The Funds’ investment adviser has agreed to waive all or a portion of its fees or reimburse each Fund for certain operating expenses, to the extent necessary to limit each Fund’s total annual operating expenses to 1.90% of average daily net assets. This agreement is in effect for a ten-year period beginning July 1, 2007. “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by each Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 1.90% expense limitation. For the six months ended December 31, 2008, the Advisor waived fees of $10,049 for the Income Fund and $18,292 for the Mid Cap Fund.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by Advisor to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to Advisor during the following three year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of December 31, 2008, the unreimbursed amount paid or waived by the Advisor on behalf of the Funds are $49,931 and $66,004 for the Income Fund and the Mid Cap Fund, respectively.  As of December 31, 2008, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Azzad Ethical Income Fund	Azzad Ethical Mid-Cap Fund
June 30, 2006	June 30, 2009	$ 16,872	$ 5,032
June 30, 2007	June 30, 2010	$ 5,222	$ 7,484
June 30, 2008	June 30, 2011	$ 17,788	$ 35,196
June 30, 2009	June 30, 2012	$ 10,049	$ 18,292

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

Note 4. Capital Share Transactions

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the year indicated:

Azzad Ethical Income Fund	Six Months Ended 12/31/2008		Year Ended 6/30/2008
	Shares	Amount	Shares	Amount
Shares Sold	51,475	221,752	250,150	$1,425,479
Shares issued in reinvestment of distributions	2,651	8,166	11,429	66,289
Shares redeemed	(90,882)	(386,881)	(143,035)	(808,123)
Net Increase	(36,756)	(156,963)	118,544	$683,645

As of December 31, 2008 paid-in-capital totaled $6,373,557.

Azzad Ethical Mid Cap Fund	Six Months Ended 12/31/2008		Year Ended 6/30/2008
	Shares	Amount	Shares	Amount
Shares Sold	30,426	$202,893	99,445	$976,156
Shares issued in reinvestment of distributions	-	-	8,799	87,458
Shares redeemed	(18,533)	(134,451)	(39,582)	(374,402)
Net Increase (Decrease)	11,893	$68,442	68,662	$689,212

As of December 31, 2008 paid-in-capital totaled $3,529,042.

Note 5. Investment Transactions

For the six months ended December 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,143,473 and $1,160,098, respectively for the Azzad Ethical Income Fund and $181,287 and $180,061, respectively for the Azzad Ethical Mid Cap Fund.

Note 6. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2008 was $5,281,432 and $2,634,514 for the Azzad Ethical Income Fund and Azzad Ethical Mid Cap Fund, respectively.

As of December 31, 2008 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

	Appreciation	Depreciation	Net Appreciation(Depreciation)
Azzad Ethical Income Fund	$67,595	($1,589,099)	($1,521,504)
Azzad Ethical Mid Cap Fund	$33,328	($946,022)	($912,694)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Azzad Ethical Income Fund	Value
Undistributed net investment income	$10,133
Undistributed capital loss	($1,055,772)
Unrealized depreciation on investments	($1,521,504)

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

Azzad Ethical Mid Cap Fund	Value
Undistributed net investment loss	($10,852)
Undistributed capital loss	($406,338)
Unrealized depreciation on investments	($912,694)

On December 29, 2008 the Azzad Ethical Income Fund paid a dividend income gain of $0.0249 per share for a total distribution of $29,137.  For the six month period the Azzad Mid Cap Fund did not pay any distributions.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 7. Distribution Plan

Each Fund maintains a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows each Fund to pay distribution expenditures incurred in connection with the sale and promotion of the Fund and the furnishing of services to shareholders of the Fund.  Each Plan provides that the Fund may pay up to a maximum on an annual basis of 0.15% of the average daily value of the net assets of the Fund.  As of July 1, 2007,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Fund; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Fund’s Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Fund; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Fund’s assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2008, $3,219 and $1,808 were accrued from the Income Fund and Mid Cap Fund, respectively, pursuant to the Plans.  At December 31, 2008, the Income Fund owed $5,188 to FolioFn and the Mid Cap Fund owed $4,613 to FolioFn, pursuant to the Plans.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2008, FolioFn, in aggregate, owned approximately 70% of the shares of the Income Fund and 44% of the shares of the Mid Cap Fund for the benefit of others.

Note 9. New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Azzad Funds
Expense Illustration
December 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Azzad Ethical Income Fund and Azzad Ethical Midcap Fund, you incur ongoing costs which typically consist of management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$616.69	$7.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.63	$9.65

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Ethical Mid Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1,2008 to December 31,2008

Actual	$1,000.00	$605.41	$7.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.63	$9.65

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

TRUSTEES AND OFFICERS

DECEMBER 31, 2008 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Age: 72	Trustee Since 2000	2	Managing Director of IQRA International Education Foundation (publisher of religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 60	Trustee Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)
Ali Khan 330 Tuttle Drive Bloomingdale IL 60108 Age: 65	Trustee Since 2008	2	Vice President (Finance) of Sonoscan Inc.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem [1] 3141 Fairview Park Drive Suite 460 Falls Church, VA 22402 Age: 44	Chairman, Treasurer and Trustee Since 2001	2	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999)

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

The Advisor paid $750 for each Fund in trustee fees for the six months ended December 31, 2008.

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 22, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 4, 2009